Deposits, Prepayment, Other Receivables, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Deposits, Prepayment, Other Receivables And Deferred IPO Cost, Net [Line Items]
Prepayment (in Dollars)	$ 22,000	$ 2,839,536
Minimum [Member]
Deposits, Prepayment, Other Receivables And Deferred IPO Cost, Net [Line Items]
Service ranging	3 years
Termination clauses	1 year
Maximum [Member]
Deposits, Prepayment, Other Receivables And Deferred IPO Cost, Net [Line Items]
Service ranging	10 years
Termination clauses	3 years